MAXIM SERIES FUND, INC.

8515 EAST ORCHARD ROAD

GREENWOOD VILLAGE, COLORADO 80111

VIA EDGAR

July 9, 2009

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re.:	Maxim Series Fund, Inc.
Preliminary Proxy Statement on Schedule 14A
File Nos. 2-75503, 811-03364

Commissioners:

Electronically transmitted for filing is the above-referenced Preliminary Proxy Statement on Schedule 14A on behalf of Maxim Series Fund, Inc.

If you have any questions, please contact me at (303) 737-4675 or Ed Zaharewicz of Jorden Burt LLP at (305) 347-6932.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President & Counsel

Great-West Life & Annuity Insurance Company

cc:	Patrick F. Scott, Esq.
Ed Zaharewicz